Advances To Suppliers (Tables)	12 Months Ended
Jun. 30, 2023
Advances To Suppliers [Abstract]
Schedule of Advances to Suppliers Net	Advances to suppliers, net, consist of the following:
	June 30, 2023	June 30, 2022
Advances to suppliers	$1,608,941	$6,613,280